Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Consolidated Subsidiaries
(1)	Consolidated subsidiaries as of December 31, 2024 and 2025 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2024	2025
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc. (*1)	Engineering and construction for utility plant and others	Korea	51.00%	51.00%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	Korea	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	Korea	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	Korea	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	Philippines	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	Philippines	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	Philippines	51.00%	51.00%
KEPCO Neimenggu International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	Hong Kong	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	Singapore	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	Netherlands	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	Bahrain	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	Jordan	80.00%	80.00%
KHNP Canada Energy Ltd.	Holding company	Canada	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	Australia	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	Canada	80.12%	80.82%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2024	2025
KEPCO Holdings de Mexico	Holding company	Mexico	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	Mexico	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	Mexico	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	Netherlands	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	Indonesia	51.00%	51.00%
PT. Cirebon Power Service (*2)	Operation of utility plant	Indonesia	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	Philippines	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	Jordan	100.00%	100.00%
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
KNF Canada Energy Limited	Holding company	Canada	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	Barbados	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	Korea	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	Indonesia	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	Indonesia	99.99%	99.99%
KEPCO Netherlands J3 B.V.	Holding company	Netherlands	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	Korea	100.00%	100.00%
Global One Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	Netherlands	100.00%	100.00%
Mira Power Limited (*3)	Power generation	Pakistan	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	Korea	86.22%	86.22%
Commerce and Industry Energy Co., Ltd. (*4)	RDF Power generation	Korea	85.03%	—
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	Philippines	99.99%	99.99%
KOSPO Chile SpA	Holding company	Chile	100.00%	100.00%
Hee Mang Sunlight Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	Jordan	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	Korea	100.00%	100.00%
Chitose Solar Power Plant LLC	Power generation	Japan	65.00%	65.00%
KEPCO ES Co., Ltd.	Energy service	Korea	100.00%	100.00%
KEPCO Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	Chile	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	Korea	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	Australia	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	Laos	100.00%	100.00%
KEPCO Mangilao Holdings LLC	Holding company	USA	100.00%	100.00%
Mangilao Investment LLC (*6)	Holding company	USA	69.55%	69.21%
KEPCO Mangilao Solar, LLC	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	Korea	79.03%	79.03%
PT. Siborpa Eco Power	Construction and operation of utility plant	Indonesia	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	Korea	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	Korea	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	Korea	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	Korea	66.80%	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	Chile	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	Korea	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2024	2025
KOWEPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	Indonesia	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
KOSPO Niles LLC (formerly, Nambu USA LLC)	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	Korea	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	Korea	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	Korea	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Secutec Co., Ltd.	Security service	Korea	100.00%	100.00%
SE Green Energy Co., Ltd. (*8)	Power generation	Korea	84.80%	100.00%
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KOAK Power Limited	Hydro power facility maintenance	Pakistan	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
Haenanum Energy Fund	Holding company	Korea	99.64%	99.64%
Paju Ecoenergy Co., Ltd. (*8)	Power generation	Korea	89.00%	93.68%
Guam Ukudu Power LLC	Power generation	USA	100.00%	100.00%
K-SOLAR SHINAN Co., Ltd.	Power generation	Korea	90.00%	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	Korea	100.00%	100.00%
Moha solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
KHNP USA LLC	Holding company	USA	100.00%	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	Vietnam	100.00%	100.00%
Energy Innovation Fund I	Holding company	Korea	71.91%	71.91%
KHNP Chile SpA	Holding company	Chile	100.00%	100.00%
Yeong Yang Apollon Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Corporation Co., Ltd.	Power generation	Korea	100.00%	100.00%
SolarVader Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Innovation Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Horus Photovoltaic Co., Ltd.	Power generation	Korea	100.00%	100.00%
Yeong Yang Solar Management Co., Ltd.	Power generation	Korea	100.00%	100.00%
LSG Hydro Power Limited	Holding company	Pakistan	99.99%	99.99%
KOEN Bio Co., Ltd.	Wood pellet utilization business	Korea	70.00%	70.00%
KOMIPO Energy Solution America, LLC	Holding company	USA	100.00%	100.00%
Elara Investment Holdings, LLC (*5)	Holding company	USA	0.10%	0.10%
Elara Equity Holdings, LLC	Holding company	USA	54.00%	54.00%
Elara Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
Elara Class B Member, LLC	Holding company	USA	100.00%	100.00%
Elara Development Holdings, LLC	Holding company	USA	100.00%	100.00%
KOMIPO Development, LLC	Holding company	USA	100.00%	100.00%
Elara Energy Holdings, LLC	Holding company	USA	61.62%	61.62%
Elara Energy Project, LLC	Power generation	USA	100.00%	100.00%
KOMIPO Iberian Solar Group, S.L.U.	Holding company	Spain	100.00%	100.00%
Jeongam Wind Power Co., Ltd.	Power generation	Korea	80.00%	80.00%
KOWEPO Europe B.V.	Holding company	Netherlands	100.00%	100.00%
CVS Equity Holdings, LLC	Holding company	USA	80.96%	80.96%
CVS Class B Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development Holdings, LLC	Holding company	USA	100.00%	100.00%
CVS Development, LLC	Holding company	USA	100.00%	100.00%
CVS Class B Member, LLC	Holding company	USA	100.00%	100.00%
CVS Energy Holdings, LLC	Holding company	USA	62.62%	62.62%
Concho Valley Energy, LLC	Holding company	USA	100.00%	100.00%
Concho Valley Solar, LLC	Power generation	USA	100.00%	100.00%

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2024	2025
Yeongdeok Sunrise Wind Power Co., Ltd.	Power generation	Korea	70.00%	70.00%
UI Carbon-Neutrality Fund	Holding company	Korea	78.97%	78.97%
KA Power Limited	Power generation	Pakistan	100.00%	100.00%
Western Power Changgi Solar Co., Ltd.	Power generation	Korea	100.00%	100.00%
EWP Australia Pty., Ltd.	Holding company	Australia	100.00%	100.00%
Columboola Solar Farm Hold Co Pty., Ltd. (*3,6)	Holding company	Australia	74.04%	74.04%
Digital Innovation Growth Fund	Holding company	Korea	76.92%	76.92%
J Wind First, LLC (*7)	Company specializing in liquidation	Korea	—	—
KEPCO Holding Company	Holding company	Saudi Arabia	100.00%	100.00%
KEPCO for Maintenance Company	Utility plant maintenance and others	Saudi Arabia	100.00%	100.00%
KOSPO Trumbull LLC	Holding company	USA	100.00%	100.00%
Changjuk Wind Power Co., Ltd.	Power generation	Korea	73.00%	73.00%
Chile Solar JV SpA	Power generation	Chile	100.00%	100.00%
KEPCO KPS South Africa Pty., Ltd.	Utility plant maintenance and others	Republic of South Africa	98.96%	98.96%
KOWEPO Holding Limited	Holding company	United Arab Emirates	100.00%	100.00%
Magna Energy New Industrial Fund	Holding company	Korea	71.30%	71.30%
Columboola Solar Farm Nominees Pty., Ltd. (*3)	Power generation	Australia	100.00%	100.00%
Columboola Solar Farm Op Trust (*3)	Power generation	Australia	100.00%	100.00%
Columboola Solar Farm Fin Co Pty., Ltd. (*3)	Holding company	Australia	100.00%	100.00%
EWP ESS Holdings, LLC	Holding company	USA	100.00%	100.00%
Fairhaven ESS LLC	Holding company	USA	100.00%	100.00%
KOSPO Rutile, LLC	Holding company	USA	100.00%	100.00%
Sprott Chile Solar I SpA (*7)	Holding company	Chile	100.00%	—
KEPCO Yona America LLC	Holding company	USA	—	100.00%
KEPCO SADAWI - FZCO	Holding company	United Arab Emirates	—	100.00%
EWP Yona America LLC	Holding company	USA	—	100.00%
KOMIPO Middle East Energy L.L.C-FZ	Holding company	United Arab Emirates	—	100.00%
Nuclear Energy Industry Growth Fund II	Holding company	Korea	—	99.99%

(*1)	Considering treasury stocks, the effective percentage of ownership is 51.24%. The Company sold a portion of its stocks in the subsidiary (14.77%) during the year ended December 31, 2023.

(*2)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power under the shareholders’ agreement.

(*3)
As of December 31, 2025, the annual reporting period of all subsidiaries ends on December 31, except for Mira Power Limited, Columboola Solar Farm Hold Co Pty., Ltd., Columboola Solar Farm Nominees Pty., Ltd., Columboola Solar Farm Op Trust and Columboola Solar Farm Fin Co Pty., Ltd.

(*4)	During the year ended December 31, 2025, the investment was reclassified from a subsidiary to an associate due to a partial disposal of shares.

(*5)
The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company has control over the board of directors under the shareholders’ agreement.

(*6)	Excluding preferred stocks, the percentage of ownership with voting rights is 100%.

(*7)	Liquidated during the current period.

(*8)	The ownership interest changed due to a disproportionate capital reduction with consideration during the year ended December 31, 2025.

Summary of Subsidiaries Newly Included in or Excluded from Consolidation
(2)	Subsidiaries newly included in and excluded from consolidation for the year ended December 31, 2025 are as follows:
Subsidiaries included in consolidation during the year ended December 31, 2025.

Subsidiaries	Reason
KEPCO Yona America LLC	New investment
KEPCO SADAWI – FZCO	New investment
EWP Yona America LLC	New investment
KOMIPO Middle East Energy L.L.C-FZ	New investment
Nuclear Energy Industry Growth Fund II	New investment
Subsidiaries excluded from consolidation during the year ended December 31, 2025.

Subsidiaries	Reason
Commerce and Industry Energy Co., Ltd.	Loss of control due to a partial disposal of shares
J Wind First, LLC	Liquidation
SPROTT CHILE SOLAR I SpA	Liquidation

Summary of Financial Information of Consolidated Subsidiaries
(3)	Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2024 and 2025 are as follows:

2024
Subsidiaries		Total Assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	72,508,359	47,082,862	13,447,880	567,267
Korea South-East Power Co., Ltd.		13,203,109	6,447,903	6,527,922	382,336
Korea Midland Power Co., Ltd.		14,849,596	9,513,087	7,088,426	225,196
Korea Western Power Co., Ltd.		13,309,836	7,708,730	6,193,922	361,725
Korea Southern Power Co., Ltd.		13,184,059	7,101,465	6,430,487	311,530
Korea East-West Power Co., Ltd.		12,287,969	5,592,569	5,322,832	467,885
KEPCO Engineering & Construction Company, Inc.		945,384	367,910	553,363	58,513
KEPCO Plant Service & Engineering Co., Ltd.		1,675,776	355,479	1,534,269	170,967
KEPCO Nuclear Fuel Co., Ltd.		1,060,367	562,604	397,595	48,061
KEPCO KDN Co., Ltd.		846,361	222,119	781,646	215,791
KEPCO International HongKong Ltd.		149,757	1,611	—	7,596
KEPCO International Philippines Inc.		13,720	78	—	40,427
KEPCO Gansu International Ltd.		8,233	693	—	(5)
KEPCO Philippines Holdings Inc.		202,810	173	—	49,999
KEPCO Philippines Corporation		2,990	4	—	120
KEPCO Ilijan Corporation		58,752	615	—	4,549
KEPCO Neimenggu International Ltd.		323,519	4,839	—	10,891
KEPCO Shanxi International Ltd.		811,971	366,377	—	13,677
KOMIPO Global Pte Ltd.		454,052	2,716	—	15,618
KEPCO Netherlands B.V.		155,632	109	—	4,237
KEPCO Australia Pty., Ltd.		226	—	—	(4,017)
KOSEP Australia Pty., Ltd.		55,461	7,847	31,935	10,139
KOMIPO Australia Pty., Ltd.		94,760	3,214	31,935	6,253
KOWEPO Australia Pty., Ltd.		93,353	2,736	31,935	4,978
KOSPO Australia Pty., Ltd.		39,606	3,221	31,935	8,768
KEPCO Middle East Holding Company		136,740	129,721	—	(7,668)
Qatrana Electric Power Company		554,387	207,773	28,465	24,062
KHNP Canada Energy Ltd.		180,220	20,431	—	506
KEPCO Bylong Australia Pty., Ltd.		45,420	552,861	—	(69,620)

2024
Subsidiaries		Total Assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Waterbury Uranium Limited Partnership	￦	20,773	62	—	(142)
KEPCO Holdings de Mexico		670	3,025	—	(1,032)
KST Electric Power Company, S.A.P.I. de C.V.		654,086	532,766	67,656	24,713
KEPCO Energy Service Company		2,257	1,198	9,361	146
KEPCO Netherlands S3 B.V.		81,554	19,084	—	978
PT. KOMIPO Pembangkitan Jawa Bali		18,014	3,684	21,567	969
PT. Cirebon Power Service		3,004	823	10,515	586
KOWEPO International Corporation		—	11	—	—
KOSPO Jordan LLC		36,620	22,271	17,477	4,312
EWP America Inc. (*1)		49,381	3,120	14,888	332
KNF Canada Energy Limited		2,337	30	—	(67)
EWP Barbados 1 SRL		469,387	1,463	—	28,937
Gyeonggi Green Energy Co., Ltd.		160,060	226,650	60,769	(31,941)
PT. Tanggamus Electric Power		232,963	155,119	6,136	4,216
Gyeongju Wind Power Co., Ltd.		87,987	41,547	18,550	5,817
KOMIPO America Inc. (*2)		633,218	328,237	18,806	9,662
PT. EWP Indonesia		101,015	84	—	6,115
KEPCO Netherlands J3 B.V.		174,130	15,748	—	7,378
Korea Offshore Wind Power Co., Ltd.		336,687	131,463	41,489	14,607
Global One Pioneer B.V.		150	64	—	(130)
Global Energy Pioneer B.V.		363	69	—	(131)
Mira Power Limited		443,556	332,629	4,213	11,499
KOSEP Material Co., Ltd.		6,111	539	5,016	1,108
Commerce and Industry Energy Co., Ltd.		65,954	25,841	35,054	(3,638)
KEPCO KPS Philippines Corp.		6,403	594	7,372	422
KOSPO Chile SpA		186,200	83,705	—	(1,185)
Hee Mang Sunlight Power Co., Ltd.		5,875	2,355	567	46
Fujeij Wind Power Company		245,967	171,610	—	14,962
KOSPO Youngnam Power Co., Ltd.		371,946	257,626	412,037	10,275
Chitose Solar Power Plant LLC		93,435	78,709	14,453	2,553
KEPCO ES Co., Ltd.		318,648	6,087	6,384	8,758
KEPCO Solar Co., Ltd.		240,555	29,240	20,788	6,210
KOSPO Power Services Ltda.		8,118	6,363	17,005	1,924
Energy New Industry Specialized Investment Private Investment Trust (*3)		483,585	3,358	—	22,608
KOEN Bylong Pty., Ltd.		15	165	—	(12)
KOMIPO Bylong Pty., Ltd.		15	172	—	(17)
KOWEPO Bylong Pty., Ltd.		15	168	—	(17)
KOSPO Bylong Pty., Ltd.		202	425	—	(57)
EWP Bylong Pty., Ltd.		15	13	—	2
KOWEPO Lao International		17,335	2,247	11,891	4,823
KEPCO Mangilao Holdings LLC		99,669	52,732	810	(7,804)
Mangilao Investment LLC		224,646	18	—	—
KEPCO Mangilao Solar, LLC		226,509	247	16,907	3,634
Jeju Hanlim Offshore Wind Co., Ltd.		590,613	524,640	10,872	(5,067)
PT. Siborpa Eco Power		13,877	3	—	(38)
PT. Korea Energy Indonesia		9,146	5,524	4,550	1,171
KOLAT SpA		49,452	406	2,880	1,090
KEPCO California, LLC		52,627	7,464	645	(507)
KEPCO Mojave Holdings, LLC		101,912	90,646	—	(3,950)
Incheon Fuel Cell Co., Ltd.		249,022	233,049	91,097	(5,805)
KOEN Service Co., Ltd.		10,072	7,186	39,482	323

2024
Subsidiaries		Total Assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KOMIPO Service Co., Ltd.	￦	8,123	4,728	38,415	657
KOWEPO Service Co., Ltd.		8,422	6,678	40,875	314
KOSPO Service Co., Ltd.		7,199	4,593	32,422	949
EWP Service Co., Ltd.		5,291	3,851	27,101	27
PT. KOMIPO Energy Indonesia		5,177	1,273	6,433	874
KNF partners Co., Ltd.		2,875	1,182	6,700	286
KOSPO USA Inc.		725,984	321	—	(6,099)
KOSPO Niles LLC (formerly, Nambu USA LLC)		326,651	51	—	9,947
Tamra Offshore Wind Power Co., Ltd.		112,747	74,809	19,937	1,551
KEPCO MCS Co., Ltd.		94,305	67,881	292,011	(9,033)
KEPCO FMS Co., Ltd.		16,330	18,815	108,560	1,126
Firstkeepers Co., Ltd.		24,800	13,930	95,836	4,546
Secutec Co., Ltd.		17,416	11,980	78,011	1,968
SE Green Energy Co., Ltd.		126,012	93,330	41,251	178
Mangilao Intermediate Holdings LLC		230,079	126,833	—	(1,277)
KEPCO CSC Co., Ltd.		17,430	11,516	49,443	2,944
KOAK Power Limited		16,961	322	—	(75)
KOMIPO Europe B.V.		84,899	123	890	(6,403)
Haenanum Energy Fund		7,415	3	493	445
Paju Ecoenergy Co., Ltd.		61,836	2,635	16,306	697
Guam Ukudu Power LLC		940,137	960,812	112,782	(39,280)
K-SOLAR SHINAN Co., Ltd.		279,204	263,030	34,148	907
KPS Partners Co., Ltd.		4,264	2,298	14,053	487
KEPCO E&C Service Co., Ltd.		8,437	1,738	16,861	1,578
Moha solar Co., Ltd.		25,946	28,391	—	(273)
Ogiri Solar Power Co., Ltd.		1,077	21	77	55
KHNP USA LLC		2,170	400	1,196	186
KOMIPO Vanphong Power Service LLC		39,147	3,592	26,235	9,951
Energy Innovation Fund I		40,554	894	—	(899)
KHNP Chile SpA		6,081	4,818	—	(60)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,422	1,324	194	(4)
Yeong Yang Corporation Co., Ltd.		1,403	1,314	190	(12)
SolarVader Co., Ltd.		1,413	1,317	195	(12)
Yeong Yang Innovation Co., Ltd.		1,407	1,314	188	1
Yeong Yang Horus Photovoltaic Co., Ltd.		1,395	1,314	184	(3)
Yeong Yang Solar Management Co., Ltd.		1,415	1,318	198	(23)
LSG Hydro Power Limited		629	12	—	(187)
KOEN Bio Co., Ltd.		1,179	683	1,570	90
KOMIPO Iberian Solar Group, S.L.U.		76,858	69,709	—	(3,786)
Jeongam Wind Power Co., Ltd.		70,772	60,170	7,094	(2,113)
KOWEPO Europe B.V.		35	3,511	—	(181)
Yeongdeok Sunrise Wind Power Co., Ltd.		112,863	87,437	7,717	3,555
KA Power Limited		6,620	3,375	—	(207)
Western Power Changgi Solar Co., Ltd.		43,393	36,938	6,461	321
EWP Australia Pty., Ltd.		67,756	358	—	12,457
Columboola Solar Farm Hold Co Pty., Ltd. (*4)		342,603	222,480	8,349	20,622
Digital Innovation Growth Fund		11,989	172	—	1,745
J Wind First, LLC		54,456	54,456	2,992	—
KEPCO Holding Company		3,727	—	—	(35)
KEPCO for Maintenance Company		12,192	10,078	2,726	1,838
KOSPO Trumbull LLC		336,425	—	—	—
Changjuk Wind Power Co., Ltd.		25,434	2,815	5,983	686

2024
Subsidiaries		Total Assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Chile Solar JV SpA	￦	96,796	81,288	9,862	(5,411)
KEPCO KPS South Africa Pty., Ltd.		10,784	4,688	19,713	266
KOWEPO Holding Limited		9,108	888	—	7,679
KOSPO Rutile, LLC		147	—	—	—
Sprott Chile Solar I SpA		8,682	27	—	1

(*1)	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, and California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.

(*4)	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.

2025
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	76,378,365	49,741,461	15,346,722	1,579,701
Korea South-East Power Co., Ltd.		12,476,339	6,456,780	6,509,651	290,916
Korea Midland Power Co., Ltd.		13,811,313	8,879,106	5,652,535	253,721
Korea Western Power Co., Ltd.		12,912,790	7,923,730	5,464,991	140,365
Korea Southern Power Co., Ltd.		12,392,402	6,686,458	6,100,647	338,992
Korea East-West Power Co., Ltd.		11,759,627	5,449,839	4,983,146	433,932
KEPCO Engineering & Construction Company, Inc.		883,518	258,552	518,768	85,368
KEPCO Plant Service & Engineering Co., Ltd.		1,687,760	350,731	1,545,256	123,796
KEPCO Nuclear Fuel Co., Ltd.		1,077,308	558,433	488,251	50,601
KEPCO KDN Co., Ltd.		721,868	178,913	773,511	54,656
KEPCO International HongKong Ltd.		143,964	—	—	6,256
KEPCO International Philippines Inc.		13,382	1	—	64
KEPCO Gansu International Ltd.		8,347	1,046	—	(58)
KEPCO Philippines Holdings Inc.		224,385	321	—	63,550
KEPCO Philippines Corporation		2,987	4	—	120
KEPCO Ilijan Corporation		30,998	201	—	(2,228)
KEPCO Neimenggu International Ltd.		220,764	119	—	(266)
KEPCO Shanxi International Ltd.		779,800	350,253	—	(5,502)
KOMIPO Global Pte Ltd.		393,031	3,992	—	9,259
KEPCO Netherlands B.V.		143,789	57	—	2,936
KEPCO Australia Pty., Ltd.		389	174	—	(22)
KOSEP Australia Pty., Ltd.		57,023	1,117	19,672	7,192
KOMIPO Australia Pty., Ltd.		58,960	5,264	25,387	9,358
KOWEPO Australia Pty., Ltd.		100,454	38	17,109	4,864
KOSPO Australia Pty., Ltd.		42,150	5,311	17,109	3,666
KEPCO Middle East Holding Company		138,608	138,829	—	(7,010)
Qatrana Electric Power Company		528,581	170,136	30,432	22,596
KHNP Canada Energy Ltd.		247,213	24,175	—	316

2025
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KEPCO Bylong Australia Pty., Ltd.	￦	47,486	562,939	—	17,442
Korea Waterbury Uranium Limited Partnership		25,002	64	—	(122)
KEPCO Holdings de Mexico		1,366	3,986	—	154
KST Electric Power Company, S.A.P.I. de C.V.		629,930	498,093	91,552	16,287
KEPCO Energy Service Company		4,733	3,683	15,711	328
KEPCO Netherlands S3 B.V.		77,919	18,595	—	1,706
PT. KOMIPO Pembangkitan Jawa Bali		17,032	3,540	21,982	1,074
PT. Cirebon Power Service		3,724	980	10,612	674
KOWEPO International Corporation		—	11	—	—
KOSPO Jordan LLC		43,705	26,213	14,446	3,446
EWP America Inc. (*1)		60,246	2,993	25,064	11,990
KNF Canada Energy Limited		2,445	32	—	(70)
EWP Barbados 1 SRL		479,658	777	—	17,314
Gyeonggi Green Energy Co., Ltd.		236,006	306,417	71,149	(3,822)
PT. Tanggamus Electric Power		213,263	129,988	3,876	7,737
Gyeongju Wind Power Co., Ltd.		84,225	33,877	16,636	3,889
KOMIPO America Inc. (*2)		594,895	286,998	25,586	14,841
PT. EWP Indonesia		103,086	48	—	7,007
KEPCO Netherlands J3 B.V.		173,301	19,880	—	(1,183)
Korea Offshore Wind Power Co., Ltd.		342,516	129,083	43,562	8,209
Global One Pioneer B.V.		1,755,583	99	—	(261)
Global Energy Pioneer B.V.		398	99	—	(184)
Mira Power Limited		404,476	262,983	2,651	33,464
KOSEP Material Co., Ltd.		7,596	555	5,453	1,583
KEPCO KPS Philippines Corp.		7,853	1,326	8,123	967
KOSPO Chile SpA		191,746	86,580	—	5,074
Hee Mang Sunlight Power Co., Ltd.		5,882	2,323	559	39
Fujeij Wind Power Company		232,988	146,500	—	15,343
KOSPO Youngnam Power Co., Ltd.		330,664	220,060	315,616	3,322
Chitose Solar Power Plant LLC		84,332	77,481	15,122	2,674
KEPCO ES Co., Ltd.		336,045	23,142	9,516	6,320
KEPCO Solar Co., Ltd.		243,087	28,763	23,412	7,023
KOSPO Power Services Ltda.		12,674	10,361	16,919	403
Energy New Industry Specialized Investment Private Investment Trust (*3)		543,694	5,879	—	49,341
KOEN Bylong Pty., Ltd.		17	201	—	(18)
KOMIPO Bylong Pty., Ltd.		18	197	—	(8)
KOWEPO Bylong Pty., Ltd.		18	203	—	(24)
KOSPO Bylong Pty., Ltd.		193	453	—	(24)
EWP Bylong Pty., Ltd.		18	21	—	(4)
KOWEPO Lao International		21,202	1,085	12,712	5,021
KEPCO Mangilao Holdings LLC		97,123	49,828	844	1,764
Mangilao Investment LLC		208,610	19,622	—	(19,432)
KEPCO Mangilao Solar, LLC		213,916	741	17,346	2,961
Jeju Hanlim Offshore Wind Co., Ltd.		633,525	555,268	80,467	12,289
PT. Siborpa Eco Power		17,564	4,083	—	(62)
PT. Korea Energy Indonesia		8,462	5,142	8,227	760
KOLAT SpA		53,759	377	2,963	1,061
KEPCO California, LLC		50,809	7,248	672	(518)
KEPCO Mojave Holdings, LLC		95,077	88,595	—	(4,491)
Incheon Fuel Cell Co., Ltd.		212,662	217,098	75,963	(20,384)
KOEN Service Co., Ltd.		8,055	4,959	41,138	171

2025
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KOMIPO Service Co., Ltd.	￦	11,114	6,010	40,652	1,560
KOWEPO Service Co., Ltd.		10,223	6,762	44,485	271
KOSPO Service Co., Ltd.		7,875	4,718	34,049	593
EWP Service Co., Ltd.		7,234	4,462	29,819	1,296
PT. KOMIPO Energy Indonesia		5,855	1,616	5,425	1,421
KNF partners Co., Ltd.		3,222	1,220	7,416	429
KOSPO USA Inc.		853,452	509	—	(5,976)
KOSPO Niles LLC		353,430	1,077	532	33,255
Tamra Offshore Wind Power Co., Ltd.		102,795	64,577	16,720	281
KEPCO MCS Co., Ltd.		63,700	54,752	280,479	(19,492)
KEPCO FMS Co., Ltd.		23,883	21,889	117,234	220
Firstkeepers Co., Ltd.		27,337	14,052	102,366	4,563
Secutec Co., Ltd.		18,000	12,273	81,175	431
SE Green Energy Co., Ltd.		120,726	92,633	38,335	(407)
Mangilao Intermediate Holdings LLC		212,243	119,591	—	(8,057)
KEPCO CSC Co., Ltd.		20,227	12,573	50,773	2,084
KOAK Power Limited		16,089	126	—	(170)
KOMIPO Europe B.V.		91,488	89	1,214	(3,124)
Haenanum Energy Fund		7,416	3	951	902
Paju Ecoenergy Co., Ltd.		60,776	2,791	16,199	1,477
Guam Ukudu Power LLC		922,687	793,769	31,801	(34,266)
K-SOLAR SHINAN Co., Ltd.		265,222	248,630	33,441	746
KPS Partners Co., Ltd.		4,300	2,422	14,787	238
KEPCO E&C Service Co., Ltd.		10,278	2,208	16,789	1,321
Moha solar Co., Ltd.		25,401	26,861	—	985
Ogiri Solar Power Co., Ltd.		1,052	21	—	(22)
KHNP USA LLC		59,782	391	1,244	157
KOMIPO Vanphong Power Service LLC		35,596	5,201	30,289	7,091
Energy Innovation Fund I		43,596	1,194	—	(790)
KHNP Chile SpA		4,650	3,433	—	(48)
Yeong Yang Apollon Photovoltaic Co., Ltd.		1,379	1,237	208	44
Yeong Yang Corporation Co., Ltd.		1,356	1,227	204	40
SolarVader Co., Ltd.		1,368	1,230	206	42
Yeong Yang Innovation Co., Ltd.		1,356	1,227	200	36
Yeong Yang Horus Photovoltaic Co., Ltd.		1,337	1,228	192	28
Yeong Yang Solar Management Co., Ltd.		1,376	1,230	213	49
LSG Hydro Power Limited		350	4	—	(250)
KOEN Bio Co., Ltd.		1,371	925	1,872	(35)
KOMIPO Iberian Solar Group, S.L.U.		76,791	74,519	—	(6,552)
Jeongam Wind Power Co., Ltd.		68,826	59,308	8,189	(1,084)
KOWEPO Europe B.V.		51	4,036	—	(145)
Yeongdeok Sunrise Wind Power Co., Ltd.		109,860	84,334	11,908	(617)
KA Power Limited		6,373	3,258	—	(31)
Western Power Changgi Solar Co., Ltd.		38,918	32,572	6,485	(109)
EWP Australia Pty., Ltd.		54,134	461	—	(16,420)
Columboola Solar Farm Hold Co Pty., Ltd. (*4)		348,779	247,899	12,210	(22,288)
Digital Innovation Growth Fund		9,506	215	—	1,650
KEPCO Holding Company		201,433	197,847	—	(56)
KEPCO for Maintenance Company		4,522	1,307	8,920	3,889
KOSPO Trumbull LLC		466,732	—	—	359
Changjuk Wind Power Co., Ltd.		25,394	2,618	6,921	657
Chile Solar JV SpA		91,608	73,301	8,079	2,419

2025
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
KEPCO KPS South Africa Pty., Ltd.	￦	18,991	10,106	30,900	1,979
KOWEPO Holding Limited		21,077	1,072	—	11,875
KOSPO Rutile, LLC		50,508	112	373	557
KEPCO Yona America LLC		—	—	—	—
KEPCO SADAWI - FZCO		389	—	—	(83)
EWP Yona America LLC		—	—	—	—
KOMIPO Middle East Energy L.L.C-FZ		1,327	380	—	(7)
Nuclear Energy Industry Growth Fund II		7,004	7	—	(3)

(*1)	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.

(*2)	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.

(*3)
Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK
E-New
Industry Fund VII,
e-New
Industry LB Fund 1, Songhyun
e-New
Industry Fund, BSK
E-New
Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.

(*4)	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.

Summary of Significant Restrictions on Abilities to Subsidiaries
(4)	Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦10 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the entity.

KOSPO Youngnam Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Jeongam Wind Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, payments to the contracting party may be restricted depending on the financial management priority of the contract. The Company’s shares cannot be wholly or partially transferred without prior consent of other stakeholders including shareholders or financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the entity.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for O&M and renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Korea Offshore Wind Power Co., Ltd.	Principals and interest on subordinated loans or dividends and settlement amounts for renewable energy certificate may be payable only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. The Company’s equity interest in the subsidiary may not be transferred either wholly or partially without prior written consent of financial institutions.

Jeju Hanlim Offshore Wind Co., Ltd.	Prior approval from the lender is required when withdrawing funds (major expenditure, REC settlement, dividend payment, etc.) according to the loan agreement.

Yeongdeok Sunrise Wind Power Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied.

Columboola Solar Farm Hold Co Pty., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied.

Guam Ukudu Power LLC	Dividends may be payable only when all conditions of the loan agreement are satisfied. Disposing or transferring assets either as a whole or as a part is restricted, and the Company’s equity interest in the subsidiary may not be transferred either wholly or partially without prior consent of other stakeholders including financial institutions.

Mira Power Limited	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders.

Chile Solar JV SpA	The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders.

K-SOLAR SHINAN Co., Ltd.	Dividends may be payable only when all conditions of the loan agreement are satisfied. The Company’s equity interest may not be transferred either wholly or partially without prior consent of other stakeholders until five years have elapsed after the commencement of the operation.

Western Power Changgi Solar Co., Ltd.	Principals and interest on subordinated loans or dividends to investors are only payable when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Also, the Company’s equity interest may not be transferred either wholly or partially without prior written consent of financial institutions.

Chitose Solar Power Plant LLC	Capital expenditure may be incurred only upon prior consent of financial institutions. The issuance of securities to third parties, including current investors, is restricted, and the amount of paid-in
capital cannot either increase, be written off or decrease.

Mangilao Intermediate Holdings LLC
Changes or termination of the O&M contract may not be made without the prior written consent of the majority of the lenders, and dividends can be implemented only after repayment of the loan is completed.

Fujeij Wind Power Company
Incurring additional borrowings not specified in the loan agreement, or changing the PPA schedule without the lender’s prior written consent is restricted. In addition, capital acquisition and new share issuance other than dividends payment to investors are restricted.

Company	Nature and extent of any significant restrictions

Qatrana Electric Power Company	Dividends payment, repayment of capital investment, and settlement for O&M can only be made when all conditions of the loan agreement are satisfied and prior consent of financial institutions is obtained.

KST Electric Power Company, S.A.P.I. de C.V.	Disposal of assets exceeding $5 million per year is restricted, and the debt ratio is required to be maintained below 90%. Additionally, capital and cost expenditures that do not meet the conditions in the loan agreement are restricted.

Summary of Entitlements in Relation to Subsidiaries as per Shareholder Agreements
(5)	As of December 31, 2025, the Company has following entitlements in relation to its subsidiaries as per its shareholder’s agreements:

Company	Unrecognized Commitments
Jeongam Wind Power Co., Ltd.	When the Company requests other shareholders to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares at fair value.

Changjuk Wind Power Co., Ltd.	When other shareholders want to sell their shares after the performance guarantee period of wind power generators stipulated in the equipment supply contract is completed, the Company has an obligation to purchase the shares at fair value after consulting with the parties on the timing and size of the acquisition, taking in to account financial conditions, business conditions, and other circumstances.

Columboola Solar Farm Hold Co Pty., Ltd.	The Company holds a call option to purchase the shares held by another shareholder at 80% of the stock’s valuation in the event of a breach of obligation specified in the shareholder agreement.

Summary of Non-Controlling Interest Prior to Intra-Group Eliminations
(6)	Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:

2023
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	142,023	953,211	446,900	1,193,078	2,735,212
Non-current assets		688	632,169	407,804	4,639,760	5,680,421
Current liabilities		(252)	(313,249)	(249,899)	(1,009,791)	(1,573,191)
Non-current liabilities		(548)	(5,348)	(57,497)	(2,737,589)	(2,800,982)
Net assets		141,911	1,266,783	547,308	2,085,458	4,041,460
Book value of non-controlling interests		69,536	620,723	266,867	462,581	1,419,707
Sales		—	1,523,031	545,092	1,212,372	3,280,495
Profit for the year		3,718	161,849	32,654	63,145	261,366
Profit for the year attributable to non-controlling interests		1,822	79,306	15,922	9,355	106,405
Cash flows from operating activities		1,086	(35,492)	39,985	368,415	373,994
Cash flows from investing activities		84	26,915	(19,345)	(508,844)	(501,190)
Cash flows from financing activities before dividends to non-controlling interests		(93,348)	(36,433)	(6,687)	119,109	(17,359)
Dividends to non-controlling interests		(643)	(28,775)	(5,250)	(20,866)	(55,534)
Effect of exchange rate fluctuation		5,135	(454)	(35)	2,813	7,459
Net increase (decrease) of cash and cash equivalents		(87,686)	(74,239)	8,668	(39,373)	(192,630)

2024
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	58,291	1,033,936	568,226	1,284,969	2,945,422
Non-current assets		461	641,840	377,158	4,814,101	5,833,560
Current liabilities		(280)	(341,918)	(359,629)	(1,282,746)	(1,984,573)
Non-current liabilities		(335)	(13,561)	(8,281)	(2,578,521)	(2,600,698)
Net assets		58,137	1,320,297	577,474	2,237,803	4,193,711
Book value of non-controlling interests		28,487	646,946	281,576	490,588	1,447,597
Sales		—	1,534,269	553,363	1,032,246	3,119,878
Profit for the year		4,549	170,967	58,513	120,682	354,711
Profit for the year attributable to non-controlling interests		2,229	83,774	28,531	15,736	130,270
Cash flows from operating activities		5,034	538,151	46,528	345,168	934,881
Cash flows from investing activities		—	(379,243)	(31,761)	(195,587)	(606,591)
Cash flows from financing activities before dividends to non-controlling interests		(64,696)	(63,535)	(11,104)	(161,447)	(300,782)
Dividends to non-controlling interests		(36,759)	(47,584)	(9,552)	(43,321)	(137,216)
Effect of exchange rate fluctuation		12,321	1,362	447	28,762	42,892
Net increase (decrease) of cash and cash equivalents		(84,100)	49,151	(5,442)	(26,425)	(66,816)

2025
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	48.76%
Current assets	￦	30,284	987,560	540,208	1,285,167	2,843,219
Non-current assets		714	700,200	343,310	4,508,792	5,553,016
Current liabilities		(201)	(344,162)	(253,981)	(1,025,572)	(1,623,916)
Non-current liabilities		—	(6,569)	(4,571)	(2,594,928)	(2,606,068)
Net assets		30,797	1,337,029	624,966	2,173,459	4,166,251
Book value of non-controlling interests		15,091	655,144	304,734	178,033	1,153,002
Sales		—	1,545,256	518,768	1,157,679	3,221,703
Profit (loss) for the period		(2,228)	123,796	85,368	108,860	315,796
Profit for the period attributable to non-controlling interests		(1,092)	60,660	41,625	20,545	121,738
Cash flows from operating activities		(1,752)	136,753	26,999	378,589	540,589
Cash flows from investing activities		22	30,866	(7,722)	(111,354)	(88,188)
Cash flows from financing activities before dividends to non-controlling interests		(24,464)	(70,264)	(20,479)	(202,212)	(317,419)
Dividends to non-controlling interests		—	(54,441)	(18,530)	(9,342)	(82,313)
Effect of exchange rate fluctuation		(1,603)	(670)	(35)	(4,794)	(7,102)
Net increase (decrease) in cash and cash equivalents		(27,797)	42,244	(19,767)	50,887	45,567

Summary of Changes in Goodwill
(i)	Details of goodwill as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Acquisition cost	￦	101,761	101,885
Less: Accumulated impairment		(2,582)	(2,582)

Carrying book value	￦	99,179	99,303

(ii)	Changes in goodwill for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning	Increase	Decrease	Impairment	Others	Ending
		In millions of won
Acquisition cost	￦	101,738	—	—	—	23	101,761
Less: Accumulated impairment		(2,582)	—	—	—	—	(2,582)

Carrying book value	￦	99,156	—	—	—	23	99,179

		2025
		Beginning	Increase	Decrease	Impairment	Others	Ending
		In millions of won
Acquisition cost	￦	101,761	—	—	—	124	101,885
Less: Accumulated impairment		(2,582)	—	—	—	—	(2,582)

Carrying book value	￦	99,179	—	—	—	124	99,303

Summary of Cash Dividends Received from Subsidiaries
(9)	Cash dividends received from subsidiaries for the years ended December 31, 2023, 2024 and 2025, respectively, are as follows:

Subsidiaries		2023	2024	2025
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	1,560,120	—	368,513
Korea South-East Power Co., Ltd.		340,710	—	248,509
Korea Midland Power Co., Ltd.		291,558	—	146,365
Korea Western Power Co., Ltd.		344,756	—	235,121
Korea Southern Power Co., Ltd.		293,027	—	202,465
Korea East-West Power Co., Ltd.		300,436	—	304,086
KEPCO Engineering & Construction Company, Inc.		7,114	10,039	19,474
KEPCO Plant Service & Engineering Co., Ltd.		29,952	49,529	56,669
KEPCO Nuclear Fuel Co., Ltd.		15,178	20,976	30,096
KEPCO KDN Co., Ltd.		185,549	—	140,262
KOSPO Youngnam Power Co., Ltd.		—	—	7,040
KEPCO ES Co., Ltd.		9,480	3,180	6,100
KEPCO Solar Co., Ltd.		16,023	5,021	4,037
KEPCO MCS Co., Ltd.		15,353	—	—
Haenanum Energy Fund		—	443	897
KEPCO International HongKong Ltd.		5,962	7,753	6,305
KEPCO International Philippines Inc.		—	96,843	—
KEPCO Philippines Corporation		1,386	—	—
KEPCO Ilijan Corporation		1,298	41,234	—
KEPCO Philippines Holdings Inc.		24,246	44,557	33,324
KEPCO Neimenggu International Ltd.		4,058	11,393	90,439
KOMIPO Global Pte Ltd.		31,066	—	58,780
KOSEP Australia Pty., Ltd.		—	33,940	—
KOMIPO Australia Pty., Ltd.		—	—	53,148
KOSPO Australia Pty., Ltd.		12,558	—	4,640
KEPCO Netherlands B.V.		3,124	4,638	10,692
Qatrana Electric Power Company		6,511	1,056	1,931
KOSPO Jordan LLC		6,089	7,901	—
PT. Cirebon Power Service		—	256	—
EWP America Inc.		—	1,039	—
KST Electric Power Company, S.A.P.I. de C.V.		3,145	34,146	1,239
KEPCO Energy Service Company		629	310	556
KEPCO Netherlands S3 B.V.		2,477	—	—
PT. KOMIPO Pembangkitan Jawa Bali		578	603	493
EWP Barbados 1 SRL		12,987	—	—
PT. EWP Indonesia		12,673	9,555	—
KEPCO Netherlands J3 B.V.		13,144	8,820	—
Fujeij Wind Power Company		6,047	8,563	—
Chitose Solar Power Plant LLC		1,386	1,882	273
KOSPO Power Services Ltda.		1,201	—	—
KOWEPO Lao International		—	3,631	—
PT. KOMIPO Energy Indonesia		—	—	493
KOMIPO Vanphong Power Service LLC		—	—	10,385
Tamra Offshore Wind Power Co., Ltd.		3,863	—	—
Energy New Industry Specialized Investment Private Investment Trust		—	—	9,889
Changjuk Wind Power Co., Ltd.		4,015	—	365
Gyeongju Wind Power Co., Ltd.		6,300	—	—
Chile Solar JV SpA		1,127	—	—

	￦	3,575,130	407,308	2,052,586